Related party transactions - Additional information (Detail) - Associates - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Kantar
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	£ 6.6	£ 7.4
USA | Compas
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	£ 111.8	£ 82.7